Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2022
Offsetting financial assets and financial liabilities
Offsetting of financial assets and financial liabilities	Offsetting financial assets and financial liabilities
In accordance with IAS 32 Financial Instruments: Presentation, the Barclays Bank Group reports financial assets and financial liabilities on a net basis on the balance sheet only if there is a legally enforceable right to set-off the recognised amounts and there is intention to settle on a net basis, or to realise the asset and settle the liability simultaneously. The following table shows the impact of netting arrangements on:
▪All financial assets and liabilities that are reported net on the balance sheet.
▪All derivative financial instruments and reverse repurchase and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.
The ‘Net amounts’ presented in the table below are not intended to represent the Barclays Bank Group’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to netting and collateral arrangements.

Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[a]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[b]	Net amount
As at 31 December 2022	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	374,848	(76,429)	298,419	(238,062)	(45,920)	14,437	4,557	302,976
Reverse repurchase agreements and other similar secured lending[e]	560,060	(397,439)	162,621	—	(161,992)	629	2,802	165,423
Total assets	934,908	(473,868)	461,040	(238,062)	(207,912)	15,066	7,359	468,399
Derivative financial liabilities	(360,242)	76,530	(283,712)	238,062	26,407	(19,243)	(5,494)	(289,206)
Repurchase agreements and other similar secured borrowing[e]	(573,332)	397,439	(175,893)	—	175,893	—	(9,244)	(185,137)
Total liabilities	(933,574)	473,969	(459,605)	238,062	202,300	(19,243)	(14,738)	(474,343)

As at 31 December 2021
Derivative financial assets	279,286	(24,137)	255,149	(202,347)	(39,953)	12,849	7,142	262,291
Reverse repurchase agreements and other similar secured lending[e]	519,855	(375,376)	144,479	—	(143,976)	503	3,884	148,363
Total assets	799,141	(399,513)	399,628	(202,347)	(183,929)	13,352	11,026	410,654
Derivative financial liabilities	(273,996)	23,606	(250,390)	202,347	34,151	(13,892)	(6,133)	(256,523)
Repurchase agreements and other similar secured borrowing[e]	(540,462)	375,376	(165,086)	—	165,086	—	(15,758)	(180,844)
Total liabilities	(814,458)	398,982	(415,476)	202,347	199,237	(13,892)	(21,891)	(437,367)
Notes
aAmounts offset for derivative financial assets additionally includes cash collateral netted of £15,199m (2021: £3,815m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £15,098m (2021: £4,346m). Settlements assets and liabilities have been offset amounting to £24,250m (2021: £22,837m).
bFinancial collateral of £45,920m (2021: £39,953m) was received in respect of derivative assets, including £34,496m (2021: £34,149m) of cash collateral and £11,424m (2021: £5,804m) of non-cash collateral. Financial collateral of £26,407m (2021: £34,151m) was placed in respect of derivative liabilities, including £24,990m (2021: £31,861m) of cash collateral and £1,417m (2021: £2,290m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
cThis column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
dThe balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
eReverse Repurchase agreements and other similar secured lending of £165,423m (2021: £148,363m) is split by fair value £164,698m (2021: £145,186m) and amortised cost £725m (2021: £3,177m). Repurchase agreements and other similar secured borrowing of £185,137m (2021: £180,844m) is split by fair value £173,172m (2021: £168,075m) and amortised cost £11,965m (2021: £12,769m).
Derivative assets and liabilities
The ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as the ISDA Master Agreement or derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur.
Financial collateral refers to cash and non-cash collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realised in an event of default or if other predetermined events occur.
Reverse repurchase and repurchase agreements and other similar secured lending and borrowing
The ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as Global Master Repurchase Agreements and Global Master Securities Lending Agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur.
Financial collateral typically comprises highly liquid securities which are legally transferred and can be liquidated in the event of counterparty default.
These offsetting collateral arrangements and other credit risk mitigation strategies used by the Barclays Bank Group are further explained in the Credit risk mitigation section on page 46.